UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847)520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             02/13/2013
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     34
Form 13F Information Table Value Total:               $186,356
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/2012

                         TITLE                     VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  -----  ------  ----

Abbott Labs		COM		002824100     4637    70800	SH	 Sole				   70800
Anheuser-Busch InBev NV	SPONSORED ADR	03524a108     6569    75150	SH	 Sole				   75150
Celgene Corp		COM		151020104     5458    69550	SH	 Sole				   69550
Deere & Co		COM		244199105     3288    38050	SH	 Sole				   38050
Dish Network Corp	CL A		25470m109     3615    99300	SH	 Sole				   99300
Facebook Inc		CL A		30303m102     2933   110200	SH	 Sole				  110200
Grupo Financiero
  Santander Mex		SPON ADR SHS B	40053c105     1136    70200	SH	 Sole				   70200
IBM Corp		COM		459200101     9427    49216	SH	 Sole				   49216
J P Morgan Chase Co	COM		46625h100     3258    74096	SH	 Sole				   74096
Macy's Inc.		COM		55616p104     1945    49850	SH	 Sole				   49850
Merck & Co Inc		COM		58933y105     3992    97500	SH	 Sole				   97500
Powershares QQQ Tr	UNIT SER1	73935a104     5399    82900	SH	 Sole				   82900
Rydex S&P 500 Eq Wghtd	GUG S&P
  			  500 EQ WT	78355W106      160     3005	SH	 Sole				    3005
SPDR Financial 		SBI INT-FINL	81369Y605     5182   316150	SH	 Sole				  316150
SPDR Homebuilders 	S&P HOMEBUILD	78464a888     6121   230100	SH	 Sole				  230100
SPDR Index Dow
  Jones Intl Real	DJ INTL RL ETF	78463X863	45     1080	SH	 Sole				    1080
SPDR Materials		SBI MATERIALS	81369y100     5704   151950	SH	 Sole				  151950
SPDR Retail 		S&P RETAIL ETF	78464a714     8860   142050	SH	 Sole				  142050
SPDR S&P MidCap 400 	UTSER1 S&PDCRP	78467y107    22856   123073	SH	 Sole				  123073
Vanguard Dividend
  Appreciation		DIV APP ETF	921908844      158     2655	SH	 Sole				    2655
Vanguard Health
  Care ETF		HEALTH CAR ETF	92204A504	38	530	SH	 Sole				     530
Walt Disney		COM		254687106     5572   111900	SH	 Sole				  111900
Waste Connections Inc	COM		941053100     2082    61619	SH	 Sole				   61619
iShares Brclys
  1-3 Yr Credit B	BARCLYS 1-3YR	464288646     5950    56405	SH	 Sole				   56405
iShares Brclys
  Aggregate Bd Fd	BARCLYS US AGG	464287226    15143   136325	SH	 Sole				  136325
iShares High Yield
  Corp Bond F		HIGH YLD CORP	464288513     7911    84745	SH	 Sole				   84745
iShares JPMorgan
  USD Emerging 		JPMORGAN USD	464288281	 5	 40	SH	 Sole				      40
iShares MSCI Emrg Mkts	MSCI EMERG MKT	464287234    12431   280285	SH	 Sole				  280285
iShares Russell 2000	RUSSELL 2000	464287655    19469   230900	SH	 Sole				  230900
iShares S & P
  Midcap Gro		S&P MC 400 GRW	464287606	61	535	SH	 Sole				     535
iShares S&P 100
  Index Fd		S&P 100 IDX FD	464287101     2549    39400	SH	 Sole				   39400
iShares S&P 600 Index	S&P SMLCAP 600	464287804	 4	 55	SH	 Sole				      55
iShares S&P
  Smallcap 600 Growt	S&P SMLCP GROW	464287887	48	575	SH	 Sole				     575
iShares US Real Estate	DJ US REAL EST	464287739    14350   221900	SH	 Sole				  221900

REPORT SUMMARY 		34 DATA RECORDS		    186356		0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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